Notes on the Consolidated Balance Sheet - Other financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Consolidated Balance Sheet [Abstract]
Lease receivables (gross)	€ 7,612	€ 0
Allowance for credit losses	(266)	0
Total lease receivables	7,346	0
Deposits	1,339	320
Other receivables	1,573	618
- thereof non-current	7,040	24
- thereof current	3,218	914	[1]
Other financial assets	€ 10,258	€ 938

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.